                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                 VINTAGE ANNUITY
                               VINTAGE II ANNUITY
                         VINTAGE II - SERIES II ANNUITY
                                VINTAGE 3 ANNUITY
                                VINTAGE L ANNUITY
                              VINTAGE XTRA ANNUITY
                        VINTAGE XTRA - SERIES II ANNUITY
                             VINTAGE ACCESS ANNUITY

                       Supplement dated December 19, 2008

          To the Prospectuses dated April 28, 2008 (as supplemented)

          MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

          To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

          The Company believes that the proposed substitutions are in the best interest of contract holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2009.

          The proposed substitutions and respective advisers and/or sub-advisers for all of the above-listed Contracts are:

              EXISTING FUND AND CURRENT ADVISER
              (WITH CURRENT SUB-ADVISER AS NOTED)                               REPLACEMENT FUND AND SUB-ADVISER
              -----------------------------------                          ------------------------------------------
Legg Mason Partners Variable Equity Index Portfolio (Class II)   (ARROW)   MetLife Stock Index Portfolio (Class B)
Legg Mason Partners Fund Advisor, LLC                                      MetLife Investment Advisors Company, LLC
(Batterymarch Financial Management, Inc.)

Legg Mason Partners Variable Money Market Portfolio              (ARROW)   BlackRock Money Market Portfolio (Class E)
Legg Mason Partners Fund Advisor, LLC                                      BlackRock Advisors, LLC
(Western Asset Management Company)

          The proposed substitution and respective advisers and/or sub-advisers for all of the above-listed Contracts EXCEPT Vintage Annuity are:

               EXISTING FUND AND CURRENT ADVISER
              (WITH CURRENT SUB-ADVISER AS NOTED)                               REPLACEMENT FUND AND SUB-ADVISER
              -----------------------------------                          ------------------------------------------
PIMCO (VIT) Total Return Portfolio (Administrative Class)        (ARROW)   PIMCO Total Return Portfolio (Class B)
Pacific Investment Management Company LLC                                  Pacific Investment Management Company LLC

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     - The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     - You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

     - If you make one transfer from one of the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.

          In connection with the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

          Please contact your registered representative if you have any questions.

         THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                           PORTFOLIO ARCHITECT ANNUITY
                         PORTFOLIO ARCHITECT II ANNUITY
                          PORTFOLIO ARCHITECT 3 ANNUITY
                       PORTFOLIO ARCHITECT ACCESS ANNUITY
                        PORTFOLIO ARCHITECT PLUS ANNUITY
                       PORTFOLIO ARCHITECT SELECT ANNUITY
                          PORTFOLIO ARCHITECT L ANNUITY
                        PORTFOLIO ARCHITECT XTRA ANNUITY
                             METLIFE ACCESS ANNUITY
                          METLIFE ACCESS SELECT ANNUITY

                       Supplement dated December 19, 2008

           To the Prospectuses dated April 28, 2008 (as supplemented)

          MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

          To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

          The Company believes that the proposed substitutions are in the best interest of contract holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2009.

          The proposed substitutions and respective advisers and/or sub-advisers for the above-listed Contracts are:

               EXISTING FUND AND CURRENT ADVISER
              (WITH CURRENT SUB-ADVISER AS NOTED)                               REPLACEMENT FUND AND SUB-ADVISER
              -----------------------------------                          ------------------------------------------
Legg Mason Partners Variable Equity Index Portfolio (Class II)   (ARROW)   MetLife Stock Index Portfolio (Class B)
Legg Mason Partners Fund Advisor, LLC                                      MetLife Investment Advisors Company, LLC
(Batterymarch Financial Management, Inc.)

PIMCO (VIT) Total Return Portfolio (Administrative Class)        (ARROW)   PIMCO Total Return Portfolio (Class B)
Pacific Investment Management Company LLC                                  Pacific Investment Management Company LLC

Van Kampen LIT Comstock Portfolio (Class II)                     (ARROW)   Van Kampen Comstock Portfolio (Class B)
Van Kampen Asset Management                                                Morgan Stanley Investment Management, Inc.
                                                                           d/b/a Van Kampen

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     - The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     - You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

     - If you make one transfer from one of the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.

          In connection with the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

          Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SCUDDER ADVOCATE ADVISOR ANNUITY
                     SCUDDER ADVOCATE ADVISOR - ST1 ANNUITY
                        SCUDDER ADVOCATE REWARDS ANNUITY

                        Supplement dated December 19,2008

           To the Prospectuses dated April 28, 2008 (as supplemented)

     MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

     To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

     The Company believes that the proposed substitutions are in the best interest of contract holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2009.

     The proposed substitutions and respective advisers and/or sub-advisers for the above-listed Contracts are:

      EXISTING FUND AND CURRENT ADVISER
     (WITH CURRENT SUB-ADVISER AS NOTED)                         REPLACEMENT FUND AND SUB-ADVISER
     -----------------------------------                  ---------------------------------------------
DWS Conservative Allocation VIP (Class B)       (ARROW)   MetLife Moderate Strategy Portfolio (Class B)
Deutsche Investment Management Americas Inc.              Met Investors Advisory, LLC

DWS Growth Allocation VIP (Class B)             (ARROW)   MetLife Growth Strategy Portfolio (Class B)
Deutsche Investment Management Americas Inc.              Met Investors Advisory, LLC

DWS Moderate Allocation VIP (Class B)           (ARROW)   MetLife Balanced Strategy Portfolio (Class B)
Deutsche Investment Management Americas Inc.              Met Investors Advisory, LLC

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     - The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     - You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

     - If you make one transfer from one of the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.

     In connection with the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

     Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.